Provisions - Summary of Current Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Beginning balance for the period	₺ 2,852,265
Ending balance for the period	4,650,358	₺ 2,852,265
Current provision
Disclosure of other provisions [line items]
Beginning balance for the period	2,852,265	1,793,804
Provisions recognized		4,575,488
Provisions recognized / reversals	5,517,160
Payments	(2,562,611)	(2,174,299)
Transfers from non-current provisions	83,117	66,452
Transfers to asset held for sale		(267,758)
Effect of changes in exchange rates	4,362	55,392
Inflation adjustment	(1,243,935)	(1,196,814)
Ending balance for the period	4,650,358	2,852,265
Current provision | Legal [member]
Disclosure of other provisions [line items]
Beginning balance for the period	649,603	75,821
Provisions recognized		739,276
Provisions recognized / reversals	(29,560)
Payments	(198,164)	(34,060)
Transfers from non-current provisions	83,117	66,452
Transfers to asset held for sale		(14,460)
Effect of changes in exchange rates		131
Inflation adjustment	(182,192)	(183,557)
Ending balance for the period	322,804	649,603
Current provision | Bonus [member]
Disclosure of other provisions [line items]
Beginning balance for the period	2,202,662	1,717,983
Provisions recognized		3,836,212
Provisions recognized / reversals	5,546,720
Payments	(2,364,447)	(2,140,239)
Transfers to asset held for sale		(253,298)
Effect of changes in exchange rates	4,362	55,261
Inflation adjustment	(1,061,743)	(1,013,257)
Ending balance for the period	₺ 4,327,554	₺ 2,202,662